Intangible Assets and Goodwill - Summary of Calculation of Cash flow Projections (Detail)	Mar. 31, 2018	Mar. 31, 2017
Bottom of range [Member]
Disclosure Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.00%	15.00%
Discount rate (post-tax)	15.00%	12.00%
Terminal value growth rate	3.50%	3.50%
EBITDA margin (5-7 years)	(14.70%)	(20.70%)
Top of range [Member]
Disclosure Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	24.00%	24.00%
Discount rate (post-tax)	20.00%	22.00%
Terminal value growth rate	4.00%	4.00%
EBITDA margin (5-7 years)	42.50%	28.40%